Fresh Start Accounting - Reconciliation of Enterprise Value and Reorganization Value (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Enterprise value	$ 2,095
Cash and cash equivalents	336		$ 480	$ 293	$ 485
Less: Fair value of long-term debt	(951)
Implied value of Successor equity	$ 1,499
Stock issued during period (in shares)	49,999,998	49,999,998
Per share value (US$) (in usd per share)	$ 29.98
Plus: Non-interest-bearing current liabilities	$ 350		22	0
Long-term debt	179		$ 496	$ 0
Total value of Successor Entity's assets on Emergence	2,979
Aggregate Continuing And Discontinued Operations
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 355